Commitments and Contingencies - Schedule of future minimum payments under contractual financial obligations (Details) $ in Thousands	Jul. 31, 2020 CAD ($)
Commitments And Contingencies [Line Items]
Annual minimum payments payable	$ 47,019
July 31, 2021
Commitments And Contingencies [Line Items]
Annual minimum payments payable	14,741
July 31, 2022
Commitments And Contingencies [Line Items]
Annual minimum payments payable	3,666
July 31, 2023
Commitments And Contingencies [Line Items]
Annual minimum payments payable	3,444
July 31, 2024
Commitments And Contingencies [Line Items]
Annual minimum payments payable	3,444
July 31, 2025
Commitments And Contingencies [Line Items]
Annual minimum payments payable	2,450
Thereafter
Commitments And Contingencies [Line Items]
Annual minimum payments payable	$ 19,274